Rental Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Minimum future rentals on non-cancelable operating leases and subleases of flight equipment
2012	$ 4,090,969,000
2013	3,584,841,000
2014	2,899,392,000
2015	2,180,321,000
2016	1,570,348,000
Thereafter	1,700,867,000
Rental income additional disclosure
Aggregate net overhaul rentals recognized and rental revenue earned based on usage	253,200,000	328,800,000	342,900,000
Operating leases minimum remaining term	1 year
Operating leases maximum remaining term	15 years
Unamortized lease incentives	$ 119,878,000	$ 89,289,000	$ 85,300,000	$ 129,870,000